CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Contingencies
CONTINGENCIES

20. CONTINGENCIES

On May 24, 2018, Changsha Yaxing Real Estate Development Co., Ltd. (“Changsha Yaxing”) filed a claim to Hunan Provincial High Court, against Shida Ambow, Ambow Chuangying and Changsha K-12 to seek indemnification for Changsha K-12 equity transfer consideration. In July 2018 Hunan Provincial Court ruled to freeze the bank account of Shida Ambow. As of December 31, 2018, Shida Ambow’s cash in bank amounting to RMB 27.7 million was frozen. Shida Ambow filed an objection of jurisdiction to Hunan Provincial High Court in July 2018. In September 2018 Hunan Provincial High Court overruled the objection of jurisdiction. The Group has appealed to the Supreme Court of PRC. The Supreme Court of PRC accepted the appeal in February 2019 and assigned the case to the First Circuit Court of the Supreme Court. The Company withdrew the appeal in July 2019. The restricted cash in bank in RMB 27.7 million was unfrozen in July 2019 due to the expiration of property preservation period. In October 2019, Changsha Yaxing requested to withdrew the claim against Shida Ambow from Hunan Provincial High Court. The Court ruled to allow the withdrawal. The case closed hereafter.

As of December 31, 2019, the Company did not have any other significant indemnification claims that were probable or reasonably possible.